LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of Supplemental Balance Sheet information related to leases

		December 31,	December 31,
(in millions)	Balance Sheet Line Item	2020	2019
Assets:
Right-of-use operating lease assets	Other non-current assets	$62.8	$89.1
Right-of-use finance lease assets	Other non-current assets	4.9	5.6
Total		$67.7	$94.7
Liabilities:
Current: Operating lease	Other current liabilities	$22.9	$31.9
Finance lease	Current portion of long-term debt	1.8	1.7
Total		$24.7	$33.6
Non-current:
Operating lease	Other non-current liabilities	$38.8	$59.0
Finance lease	Long-term debt, less current portion	3.4	0.7
Total		$42.2	$59.7

Schedule of weighted average remaining lease term and discount rate for leases

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term:	Years	Years
Operating leases	3.9	4.2
Finance leases	3.1	3.7
Weighted average remaining discount rate:	Rate	Rate
Operating leases	5.82%	5.12%
Finance leases	4.81%	3.93%

Schedule of operating and finance lease liability maturity analysis

The following maturity analysis presents expected undiscounted cash payments for operating and finance leases on an annual basis as of December 31, 2020:

	Operating	Finance
(in millions)	Leases	Leases	Total
2021	$25.5	$2.0	$27.5
2022	19.3	1.8	21.1
2023	9.6	1.3	10.9
2024	4.8	0.5	5.3
2025	2.3	—	2.3
Thereafter	8.7	—	8.7
Total lease payments	70.2	5.6	75.8
Less: imputed interest	(8.5)	(0.4)	(8.9)
Total payments	$61.7	$5.2	$66.9

Schedule of operating costs and finance lease costs

	December 31,	December 31,
(in millions)	2020	2019
Operating lease cost	$35.4	$42.7
Short-term lease cost	6.0	4.9
Variable lease cost	0.9	0.9
Total operating costs	42.3	48.5
Finance lease cost:
Amortization of right-of-use assets	2.1	1.5
Interest on lease liabilities	0.3	0.2
Total finance lease cost	2.4	1.7
Total lease cost	$44.7	$50.2

Schedule of supplemental cash flow information

	December 31,	December 31,
(in millions)	2020	2019
Cash paid for amounts included in the measurement of:
Operating cash flows from operating leases	$35.4	$42.1
Operating cash flows from finance leases	$0.3	$0.2
Financing cash flows from finance leases	$2.0	$1.7
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$3.8	$22.2
Finance leases	$1.7	$5.0

Schedule of lessor Sales-Type Leases maturity analysis

The Company’s undiscounted cash flows from operating and sales-type leases for existing contracts as of December 31, 2020 is as follows:

(in millions)	Total
2021	$22.7
2022	19.6
2023	11.3
2024	4.1
2025	1.5
Thereafter	0.2
Total	$59.4